Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	COMMERCE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000926243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015